SUBSEQUENT EVENTS (Details) ¥ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 24, 2020 CNY (¥)	Jul. 06, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
SUBSEQUENT EVENTS
Debt Securities, Held-to-maturity					$ 0	$ 0
Repayment of loan being highly uncertain loan amount | ¥			¥ 580	¥ 580
Increase in revenue (as a percent)	57.00%	25.00%
Specific allowance for lease payment receivables for COVID-19	$ 119,067,356	$ 121,412,692			$ 101,862,247